Loans Receivable And Allowance For Credit Losses (Allowance For Credit Losses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 14,892
Charge-offs	(3,487)
Recoveries
Provisions (recovery) for credit losses	4,060
Ending Balance	15,465
Ratio of net charge-offs to average loans outstanding year-to-date	0.07%
Ratio of net charge offs year-to-date to average non-performing assets	8.75%
ACL for loans collectively evaluated for impairment	11,710
ACL for loans individually evaluated for impairment	3,755
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	3,813
Charge-offs	(414)
Recoveries
Provisions (recovery) for credit losses	1,516
Ending Balance	4,915
ACL for loans collectively evaluated for impairment	4,580
ACL for loans individually evaluated for impairment	335
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	10,425
Charge-offs	(2,928)
Recoveries
Provisions (recovery) for credit losses	2,404
Ending Balance	9,901
ACL for loans collectively evaluated for impairment	6,621
ACL for loans individually evaluated for impairment	3,280
One-To Four-Family Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	14,238
Charge-offs	(3,342)
Recoveries
Provisions (recovery) for credit losses	3,920
Ending Balance	14,816
ACL for loans collectively evaluated for impairment	11,201
ACL for loans individually evaluated for impairment	3,615
Multi-Family And Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	275
Recoveries
Provisions (recovery) for credit losses	(21)
Ending Balance	254
ACL for loans collectively evaluated for impairment	254
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	379
Charge-offs	(145)
Recoveries
Provisions (recovery) for credit losses	161
Ending Balance	395
ACL for loans collectively evaluated for impairment	255
ACL for loans individually evaluated for impairment	$ 140